EQUITY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Equity [Abstract]
Warrant activity
	March 31, 2021
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	20,016,367	$0.556
Issued	6,237,335	2.100
Exercised	(2,583,393)	(0.493)
Forfeited	(229,853)	(0.417)
Expired	-	-
Outstanding at end of period	23,440,456	$0.974
Exercisable at end of period	23,440,456

	September 30, 2020
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	17,747,090	$0.455
Issued	3,510,425	1.216
Exercised	(733,588)	(0.952)
Forfeited	(507,560)	(1.120)
Expired	-	-
Outstanding at end of period	20,016,367	$0.556
Exerciseable at end of period	20,016,367

Warrants outstanding and exercisable
	March 31, 2021
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
11,029,381	1.75	$0.250	11,029,381	$0.250
714,286	0.33	0.700	714,286	0.700
847,742	0.62	1.000	847,742	1.000
6,624,707	3.88	1.20-1.85	6,624,707	1.20-1.85
4,214,340	2.86	2.00-2.40	4,214,340	2.00-2.40
10,000	2.25	4.080	10,000	4.080
23,440,456	2.95	$0.974	23,440,456	$0.974

September 30, 2020
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exerciseable	Price
13,133,286	1.76	$0.250	13,133,286	$0.250
714,286	0.83	0.700	714,286	0.700
882,159	1.12	1.000	882,159	1.000
5,191,636	4.12	1.20-1.50	5,191,636	1.20-1.50
95,000	4.19	2.00-4.08	95,000	2.34-4.08

20,016,367	3.04	$0.556	20,016,367	$0.556

Weighted average assumptions relating to the valuation of the Company's warrants
Dividend yield	0%
Expected life	3 years
Expected volatility	140%-169%
Risk free interest rate	0.4%

Assumptions
Dividend yield	0%
Expected life	5 years
Expected volatility	176%-177%
Risk free interest rate	1.51%-1.71%